UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, LLC

Address:  126 East 56th Street
          New York, New York 10022

13F File Number: 028-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Philippe Laffont
Title:    Managing Member
Phone:    (212) 715-5100

Signature, Place and Date of Signing:


/s/Philippe Laffont               New York, NY                February 13, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  66

Form 13F Information Table Value Total: $1,554,768
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
---       --------------------          ----
1.        028-10554                     Coatue Qualified Partners, L.P.
2.        028-XXXXX                     Coatue Offshore Master Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                       Coatue Management, LLC
                                                          December 31, 2007
          COLUMN 1            COLUMN 2          COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6     COL 7      COLUMN 8

                                                             MARKET
                                                              VALUE    SHS OR    SH/ PUT/    INVESTMENT    OTHR    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP      (X$1000)   PRN AMT   PRN CALL    DISCRETION    MNGR  SOLE SHARED    NONE
       --------------         --------------     -----      --------   -------   --- ----    ----------    ----  ---- ------    ----
AMERICA MOVIL SAB DE CV       SPON ADR L SHS    02364W105     36,696     597,757 SH        Shared-Defined   1     0     597,757  0
APPLE INC                     COM               037833100     48,289     243,786 SH        Shared-Defined   1     0     243,786  0
APPLE INC                     COM               037833100     50,749     256,206 SH        Shared-Defined   2     0     256,206  0
AUDIBLE INC                   COM NEW           05069A302        599      67,191 SH        Shared-Defined   1     0      67,191  0
BAIDU COM INC                 SPON ADR REP A    056752108    109,367     280,573 SH        Shared-Defined   1     0     280,573  0
BAIDU COM INC                 SPON ADR REP A    056752108     16,411      42,100 SH        Shared-Defined   2     0      42,100  0
BANKRATE INC                  COM               06646V108     24,938     518,575 SH        Shared-Defined   1     0     518,575  0
BANKRATE INC                  COM               06646V108     42,050     874,396 SH        Shared-Defined   2     0     874,396  0
BLUE NILE INC                 COM               09578R103      2,012      29,561 SH        Shared-Defined   1     0      29,561  0
BLUE NILE INC                 COM               09578R103      2,926      42,996 SH        Shared-Defined   2     0      42,996  0
BUSINESS OBJECTS S A          SPONSORED ADR     12328X107     11,550     189,652 SH        Shared-Defined   1     0     189,652  0
CENTILLIUM COMMUNICATIONS IN  COM               152319109         79      68,822 SH        Shared-Defined   1     0      68,822  0
CHINA DIGITAL TV HLDG CO LTD  SPONSORED ADR     16938G107      1,278      47,375 SH        Shared-Defined   1     0      47,375  0
CHINA DIGITAL TV HLDG CO LTD  SPONSORED ADR     16938G107      1,959      72,625 SH        Shared-Defined   2     0      72,625  0
COMTECH TELECOMMUNICATIONS C  COM NEW           205826209      2,392      44,287 SH        Shared-Defined   1     0      44,287  0
CREE INC                      COM               225447101        242       8,814 SH        Shared-Defined   1     0       8,814  0
CREE INC                      COM               225447101         22         807 SH        Shared-Defined   2     0         807  0
CROWN CASTLE INTL CORP        COM               228227104      1,537      36,936 SH        Shared-Defined   1     0      36,936  0
ENDWAVE CORP                  COM NEW           29264A206        181      24,882 SH        Shared-Defined   1     0      24,882  0
EQUINIX INC                   COM NEW           29444U502     25,063     247,975 SH        Shared-Defined   1     0     247,975  0
EQUINIX INC                   COM NEW           29444U502     42,258     418,105 SH        Shared-Defined   2     0     418,105  0
FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109     57,602   1,013,945 SH        Shared-Defined   1     0   1,013,945  0
FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109     95,940   1,688,787 SH        Shared-Defined   2     0   1,688,787  0
GOOGLE INC                    CL A              38259P508     72,602     104,995 SH        Shared-Defined   1     0     104,995  0
GOOGLE INC                    CL A              38259P508     81,595     118,000 SH        Shared-Defined   2     0     118,000  0
KNOT INC                      COM               499184109      6,344     398,008 SH        Shared-Defined   1     0     398,008  0
KNOT INC                      COM               499184109     10,698     671,155 SH        Shared-Defined   2     0     671,155  0
LAWSON SOFTWARE INC NEW       COM               52078P102     40,226   3,928,339 SH        Shared-Defined   1     0   3,928,339  0
LAWSON SOFTWARE INC NEW       COM               52078P102     65,503   6,396,776 SH        Shared-Defined   2     0   6,396,776  0
LDK SOLAR CO LTD              SPONSORED ADR     50183L107      5,811     123,602 SH        Shared-Defined   1     0     123,602  0
LDK SOLAR CO LTD              SPONSORED ADR     50183L107      9,233     196,398 SH        Shared-Defined   2     0     196,398  0
MACROVISION CORP              COM               555904101      3,411     186,100 SH        Shared-Defined   1     0     186,100  0
MACROVISION CORP              COM               555904101      5,754     313,900 SH        Shared-Defined   2     0     313,900  0
MARCHEX INC                   CL B              56624R108      1,789     164,734 SH        Shared-Defined   1     0     164,734  0
MARCHEX INC                   CL B              56624R108      1,056      97,269 SH        Shared-Defined   2     0      97,269  0
MELCO PBL ENTMNT LTD          ADR               585464100        658      56,945 SH        Shared-Defined   1     0      56,945  0
MELCO PBL ENTMNT LTD          ADR               585464100        966      83,600 SH        Shared-Defined   2     0      83,600  0
MONOLITHIC PWR SYS INC        COM               609839105      7,312     340,568 SH        Shared-Defined   1     0     340,568  0
MONOLITHIC PWR SYS INC        COM               609839105     12,464     580,548 SH        Shared-Defined   2     0     580,548  0
NAVTEQ CORP                   COM               63936L100      2,346      31,030 SH        Shared-Defined   1     0      31,030  0
NII HLDGS INC                 CL B NEW          62913F201     47,442     981,838 SH        Shared-Defined   2     0     981,838  0
NOKIA CORP                    SPONSORED ADR     654902204     47,617   1,240,338 SH        Shared-Defined   1     0   1,240,338  0
NOKIA CORP                    SPONSORED ADR     654902204     80,292   2,091,471 SH        Shared-Defined   2     0   2,091,471  0
OMNIVISION TECHNOLOGIES INC   COM               682128103      2,028     129,603 SH        Shared-Defined   1     0     129,603  0
OMNIVISION TECHNOLOGIES INC   COM               682128103      1,008      64,439 SH        Shared-Defined   2     0      64,439  0
QUALCOMM INC                  COM               747525103     24,394     619,915 SH        Shared-Defined   1     0     619,915  0
QUALCOMM INC                  COM               747525103     41,130   1,045,226 SH        Shared-Defined   2     0   1,045,226  0
RESEARCH IN MOTION LTD        COM               760975102     54,900     484,131 SH        Shared-Defined   1     0     484,131  0
RESEARCH IN MOTION LTD        COM               760975102     92,009     811,365 SH        Shared-Defined   2     0     811,365  0
SIERRA WIRELESS INC           COM               826516106      1,659     111,700 SH        Shared-Defined   1     0     111,700  0
SIERRA WIRELESS INC           COM               826516106      2,796     188,300 SH        Shared-Defined   2     0     188,300  0
SIRF TECHNOLOGY HLDGS INC     COM               82967H101      3,976     158,207 SH        Shared-Defined   1     0     158,207  0
SIRF TECHNOLOGY HLDGS INC     COM               82967H101      4,518     179,772 SH        Shared-Defined   2     0     179,772  0
SKILLSOFT PLC                 SPONSORED ADR     830928107      2,311     241,769 SH        Shared-Defined   1     0     241,769  0
SOHU COM INC                  COM               83408W103     57,291   1,050,833 SH        Shared-Defined   1     0   1,050,833  0
SOHU COM INC                  COM               83408W103     97,675   1,791,546 SH        Shared-Defined   2     0   1,791,546  0
TD AMERITRADE HLDG CORP       COM               87236Y108     13,289     662,453 SH        Shared-Defined   1     0     662,453  0
TD AMERITRADE HLDG CORP       COM               87236Y108     22,408   1,117,071 SH        Shared-Defined   2     0   1,117,071  0
THE9 LTD                      ADR               88337K104      4,203     197,147 SH        Shared-Defined   1     0     197,147  0
THE9 LTD                      ADR               88337K104      6,325     296,665 SH        Shared-Defined   2     0     296,665  0
UNIVERSAL DISPLAY CORP        COM               91347P105        845      40,858 SH        Shared-Defined   1     0      40,858  0
UNIVERSAL DISPLAY CORP        COM               91347P105      1,222      59,142 SH        Shared-Defined   2     0      59,142  0
VASCO DATA SEC INTL INC       COM               92230Y104      7,703     275,900 SH        Shared-Defined   1     0     275,900  0
YINGLI GREEN ENERGY HLDG CO   ADR               98584B103     12,816     331,170 SH        Shared-Defined   1     0     331,170  0
YINGLI GREEN ENERGY HLDG CO   ADR               98584B103     21,611     558,430 SH        Shared-Defined   2     0     558,430  0
ZORAN CORP                    COM               98975F101      1,389      61,700 SH        Shared-Defined   1     0      61,700  0

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